CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
REVENUES:
Time charter revenues	$ 113,648	$ 140,021
OPERATING EXPENSES
Voyage expenses	6,413	7,364
Vessel operating expenses	42,133	42,763
Depreciation and amortization of deferred charges	22,106	26,661
General and administrative expenses	16,729	15,695
Management fees to a related party (Note 4(a))	666	647
Gain on sale of vessels (Note 6)	(1,572)	(4,995)
Other operating income	(389)	(189)
Operating income, total	27,562	52,075
OTHER INCOME / (EXPENSES):
Interest expense and finance costs (Note 12)	(23,650)	(23,845)
Interest and other income	3,776	3,746
Gain on derivative instruments (Note 8)	361	0
Loss on extinguishment of debt	0	(748)
Gain on deconsolidation of subsidiary	0	844
Gain/(loss) on investments (Note 5)	(1,751)	761
Loss on warrants (Note 11(e))	(6,773)	0
Gain/(loss) from equity method investments (Note 4)	(231)	244
Total other expenses, net	(28,268)	(18,998)
Net comprehensive income/(loss)	(706)	33,077
Dividends on series B preferred shares (Notes 11(b) and 13)	(2,884)	(2,884)
Net comprehensive income/(loss) attributable to common stockholders	$ (3,590)	$ 30,193
Earnings/(loss) per common share, basic (Note 13)	$ (0.03)	$ 0.31
Earnings/(loss) per common share, diluted (Note 13)	$ (0.03)	$ 0.30
Weighted average number of common shares outstanding, basic (Note 13)	112,818,414	98,489,613
Weighted average number of common shares outstanding, diluted (Note 13)	112,818,414	99,762,411